Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$115,515,773.73	0.2817458	$85,265,353.61	0.2079643	$30,250,420.12
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$739,845,773.73	0.5760558	$709,595,353.61	0.5525024	$30,250,420.12

Weighted Avg. Coupon (WAC)	3.44%		3.43%
Weighted Avg. Remaining Maturity (WARM)	44.19		43.23
Pool Receivables Balance	$785,231,070.54		$753,788,248.59
Remaining Number of Receivables	55,076		54,164

Adjusted Pool Balance	$759,256,218.53		$729,005,798.41

III. COLLECTIONS

Principal:
Principal Collections	$30,476,375.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$820,338.98
Total Principal Collections	$31,296,714.77

Interest:
Interest Collections	$2,238,032.50
Late Fees & Other Charges	$57,513.47
Interest on Repurchase Principal	$-
Total Interest Collections	$2,295,545.97

Collection Account Interest	$462.05
Reserve Account Interest	$55.58
Servicer Advances	$-

Total Collections	$33,592,778.37

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$33,592,778.37
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$33,592,778.37
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$654,359.23		$654,359.23	$654,359.23
Collection Account Interest					$462.05
Late Fees & Other Charges					$57,513.47
Total due to Servicer					$712,334.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$54,869.99		$54,869.99
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$560,758.74		$560,758.74	$560,758.74

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$32,133,407.80

9. Regular Principal Distribution Amount:					$30,250,420.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$30,250,420.12
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$30,250,420.12		$30,250,420.12
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,250,420.12		$30,250,420.12

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,882,987.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,974,852.01
Beginning Period Amount	$25,974,852.01
Current Period Amortization	$1,192,401.83
Ending Period Required Amount	$24,782,450.18
Ending Period Amount	$24,782,450.18
Next Distribution Date Amount	$23,619,047.28

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.56%	2.66%	2.66%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.44%	53,319	98.02%	$738,867,637.80
30 - 60 Days	1.24%	672	1.58%	$11,880,471.13
61 - 90 Days	0.26%	140	0.33%	$2,519,916.48
91 + Days	0.06%	33	0.07%	$520,223.18
		54,164		$753,788,248.59
Total
Delinquent Receivables 61 + days past due	0.32%	173	0.40%	$3,040,139.66
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	174	0.39%	$3,080,254.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	159	0.36%	$2,930,036.58
Three-Month Average Delinquency Ratio	0.31%		0.39%

Repossession in Current Period		53		$957,295.89
Repossession Inventory		100		$538,294.78

Charge-Offs
Gross Principal of Charge-Off for Current Period				$966,446.16
Recoveries				$(820,338.98)
Net Charge-offs for Current Period				$146,107.18

Beginning Pool Balance for Current Period				$785,231,070.54

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				1.09%
Three-Month Average Net Loss Ratio for Current Period				0.65%

Cumulative Net Losses for All Periods				$8,389,205.14
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$4,573,577.69
Number of Extensions				244